Borrowing facilities (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of undrawn committed borrowing facilities	An analysis of the maturity of our undrawn committed facilities as at 31 March 2024 is shown below:

	2024	2023
	£m	£m
Undrawn committed borrowing facilities expiring:
Less than 1 year	—	42
In 1 to 2 years	—	4,361
In 2 to 3 years	195	2,100
In 3 to 4 years	5,859	—
In 4 to 5 years	106	—
More than 5 years	1,745	—
	7,905	6,503